Shareholder Report, Average Annual Return (Details) 194681_Themes Global Systemically Important Banks ETF_TF_TSR Annual {TF}	12 Months Ended	22 Months Ended
	Sep. 30, 2025	Sep. 30, 2025
Themes Global Systemically Important Banks ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Themes Global Systemically Important Banks ETF
Average Annual Return, Percent	56.30%	45.22%
MSCI ACWI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.27%	21.21%
KBW Nasdaq Global Bank Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	KBW Nasdaq Global Bank Index
Average Annual Return, Percent	57.64%	46.68%